Taxes	12 Months Ended
Dec. 31, 2022
Income Tax Disclosure [Abstract]
TAXES

NOTE 15 – TAXES

a. VAT

The Company is subject to VAT and related surcharges in China for providing member services and other in-depth services. The applicable VAT rate is 6% for general taxpayers and 3% for small-scale taxpayer. The amount of VAT liability is determined by applying the applicable tax rate to the invoiced amount of services provided (output VAT) less VAT paid on purchases made with the relevant supporting invoices (input VAT). VAT liability is recorded in the line item of accrued expenses and other current liabilities on the consolidated balance sheets. Under the commercial practice of the PRC, the Company pays VAT based on tax invoices issued.

All of the tax returns of the Company have been and remain subject to examination by the PRC tax authorities for five years from the date of filing.

b. Income tax

Cayman Islands

Under the current tax laws of the Cayman Islands, the Company is not subject to tax on its income or capital gains. In addition, no Cayman Islands withholding tax will be imposed upon the payment of dividends by the Company to its shareholders.

Hong Kong

In accordance with the relevant tax laws and regulations of Hong Kong, a company registered in Hong Kong is subject to income taxes within Hong Kong at the applicable tax rate on taxable income. From year of assessment of 2019/2020 onwards, Hong Kong profit tax rates are 8.25% on assessable profits up to HK$2,000,000, and 16.5% on any part of assessable profits over HK$2,000,000. However, the Company’s HK subsidiary did not generate any assessable profits arising in or derived from Hong Kong for the fiscal years ended December 31, 2022, 2021 and 2020, and accordingly no provision for Hong Kong profits tax has been made in these periods.

China

The Company’s subsidiaries are incorporated in the PRC, and are subject to the PRC Enterprise Income Tax Laws (“EIT Laws”) with the statutory income tax rate of 25% with the following exceptions.

In accordance with the implementation rules of EIT Laws, a qualified “High and New Technology Enterprise” (“HNTE”) is eligible for a preferential tax rate of 15%. The HNTE certificate is effective for a period of three years. An entity could re-apply for the HNTE certificate when the prior certificate expires. SDH obtained its HNTE certificate on October 25, 2017, and renewed in 2021. Therefore, SDH is eligible to enjoy a preferential tax rate of 15% from 2017 to 2023 to the extent it has taxable income under the EIT Law.

For qualified small and thin-profit enterprises, the annual taxable income up to RMB 1 million (inclusive) is subject to an effective EIT rate of 2.5% from 1 January 2021 to 31 December 2022; where the annual taxable income exceeds RMB 1 million but does not exceed RMB 3 million (inclusive), the amount in excess of RMB 1 million is subject to an effective EIT rate of 5% from 1 January 2022 to 31 December 2024. GMB Consulting was eligible to enjoy a preferential tax rate of 5% from 2018 to 2021. Shidong Health was eligible to enjoy a preferential tax rate of 2.5% in 2022.

The components of the income tax provision (benefit) are as follows:

	For the years ended December 31,
	2022	2021	2020
Current
China	$1,560	$-	$3,367,763
Deferred
China	807,410	(236,581)	(312,780)
Total	$808,970	$(236,581)	$3,054,983

(Loss) profit before income taxes was attributable to the following geographic locations for the years ended December 31:

	For the years ended December 31,
	2022	2021	2020

PRC	$(16,323,667)	$(6,034,466)	$15,150,941
Others	(5,991,765)	(2,916,447)	(138,671)
(Loss) profit before income taxes	$(22,315,432)	$(8,950,913)	$15,012,270

Reconciliation between the provision (benefit) for income taxes computed by applying the PRC EIT rate of 25% to (loss) income before income taxes and the actual provision of income taxes is as follows:

	For the years ended December 31,
	2022	2021	2020
(Loss) profit before income taxes	$(22,315,432)	$(8,950,913)	15,012,270
PRC EIT rate	25%	25%	25%
Income taxes computed at statutory EIT rate	$(5,578,858)	$(2,237,728)	3,753,068
Reconciling items:
Effect of tax holiday and preferential tax rate	1,274,465	169,657	(581,434)
Effect of tax rates in foreign jurisdictions	1,497,723	728,965	(46,330)
Effect of non-deductible expense	13,917	4,403	5,202
Effect of non-deductible share-based compensation	682,492	-	-
Super deduction of qualified R&D expenditures	-	(107,975)	(75,523)
Changes in valuation allowance	2,919,231	1,206,097	-
Income tax expense (benefit)	$808,970	$(236,581)	3,054,983
Effective tax rate	(3.63)%	2.64%	20.35%

Deferred tax assets and liabilities

According to PRC tax regulations, net operating losses can be carried forward to offset future operating income for five years. Significant components of deferred tax assets and liabilities were as follows:

	As of December 31,
	2022	2021
Deferred tax assets
Net operating loss carry forwards	$1,934,559	$978,216
Provision for doubtful debts	1,439,947	1,092,140
Impairment on inventory	398,578	-
Impairment of long-lived assets	163,420	-
Deferred tax assets, gross	3,936,504	2,070,356
Less: valuation allowance	(3,936,504)	(1,218,319)
Deferred tax assets, net	$-	$852,037

Deferred tax liabilities
Assets acquired in the asset acquisition	$199,583	-

The Company has accumulated operating loss of approximately $10,130,515 and $4,745,479 as of December 31, 2022 and 2021 for income tax purposes available for offsetting against future taxable income. The accumulated operating loss were from several PRC subsidiaries of the Company. The graphite anode business was in its start-up phase for the year ended December 31, 2022. In the meantime, peer-to-peer knowledge sharing and enterprise business continued to shrink in 2022. Considering the factors in graphite anode business and peer-to-peer knowledge sharing and enterprise business, management believed that there was substantial doubt on realization of the benefits from these losses as they were not able to estimate if the business would start to make profits in the near future. In making such determination, the Company considered factors including (i) future reversals of existing taxable temporary differences, (ii) future taxable income exclusive of reversing temporary differences and carry forwards, and (iii) tax planning strategies. The following is a schedule of expiration of carry forward operating loss as of December 31, 2022:

For the years ending December 31,
2023	$5,360
2024	522,780
2025	166,113
2026	12,894
2027	9,423,368
Total	$10,130,515

The Company evaluates the level of authority for each uncertain tax position (including the potential application of interest and penalties) based on the technical merits, and measures the unrecognized benefits associated with the tax positions. For the fiscal years ended December 31, 2022 and 2021, the Company had no unrecognized tax benefits.

For the Company’s operating subsidiaries, the tax years ended December 31, 2018, through December 31, 2022 remain open for statutory examination by PRC tax authorities.